Operating Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2024	$ 18,912	$ 168,109
For the year ending December 31, 2025	35,764	166,049
For the year ending December 31, 2026
For the year ending December 31, 2027	33,180	33,180
For the year ending December 31, 2028	33,180	33,180
Thereafter	1,260,839	1,260,839
Total lease payments	1,381,875	1,661,357
Less: Imputed interest	(1,120,734)	(1,137,372)
Present value of operating lease liabilities	$ 261,141	$ 523,985	$ 198,718